Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Minimum Future Commitments Under Contractual Agreements

At December 31, 2020, minimum future commitments under our contractual arrangements were as follows:

	Lease		Long-Term		Purchase	Capital	Other
	Liabilities	[1]	Debt	[1]	Commitments	Commitments	Commitments	Total
Within 1 year	281		434		1,268	87	132	2,202
1 to 3 years	408		2,378		757	16	118	3,677
3 to 5 years	233		2,498		72	6	53	2,862
Over 5 years	383		10,485		142	1	127	11,138
Total	1,305		15,795		2,239	110	430	19,879
1 Includes principal portion and estimated interest.